Employee share scheme reserve (Tables)	12 Months Ended
Dec. 31, 2023
Employee share scheme reserve
Summary of exercise price and number of options

	2023		2022		2021
	Average
	exercise		Average		Average
	price per		exercise		exercise
	share	Number of	price per	Number of	price per	Number of
	option	options	share option	options	share option	options
	USD		USD		USD
At 1 January	3.554	10,866,324	1.609	8,514,500	2.303	4,466,470
Reverse stock split effect (1 to 25) (i)	88.86	434,203	—	—	—	—
Granted during the year	162.50	2,728	6.710	5,324,390	1.700	5,849,416
Exercised during the year	0.001	(116,629)	0.001	(986,733)	—	—
Forfeited during the year	162.30	(213,998)	3.948	(1,985,833)	2.008	(1,801,386)
At 31 December	40.33	106,304	3.554	10,866,324	1.609	8,514,500
At 31 December reflecting reverse stock split	40.33	106,304	88.86	434,203	40.23	340,580
Vested and exercisable	38.79	105,529	1.364	3,780,424	1.230	3,575,348

(i) Reverse stock split: on January 25th 2023, the Company restructured its outstanding and authorized shares through reverse stock split with a ratio of 1 to 25, accordingly all the share awards and strike prices were adjusted using the same ratio.

Summary of share options outstanding

	At 31 December
	2023	2022	2021
Number of options	106,304	434,203	340,580
Range of exercise price	$0-$250	$0 - $250	$0- $84.25
Range of expiry dates	April 2027 – June 2036	April 2027 – June 2036	April 2027 – September 2031
Weighted average remaining contractual life (in years)	6.05	3.52	7.97

Summary of fair value of options

	At 31 December
Strike price	2023	2022
$0-20	42,433	80,027
$20-47.5	17,586	18,142
$47.5-61.5	6,565	35,983
$61.5-85	36,157	128,440
$162.5	—	2,410
$250	3,562	169,201

Summary of assumptions used in calculating the fair values of the options

	At 31 December
Particulars	2023	2022	2021
Expected weighted average volatility (%)	120%	120%	50%
Expected dividends (%)	0%	0%	0%
Expected term (in years)	6.05	3.52	1.25
Risk free rate (%)	4.05%	4.16%	1.12%
Market price	1.67	0.137	8.89